Stockholders' Equity	12 Months Ended
Jun. 30, 2013
Stockholders' Equity [Abstract]
Stockholders' Equity
7.            Stockholders’ Equity

Common Stock
As of June 30, 2013, we had 3,982,876 shares of common stock reserved for future issuance.

On March 9, 2011, we completed a public offering of 2,250,000 shares of common stock, together with warrants to purchase up to an aggregate of 1,125,000 shares of common stock with a per unit purchase price of $2.00.  The warrants may be exercised by the holders at an exercise price of $2.64 per share starting September 9, 2011, continuing through March 9, 2016.  Net proceeds after expenses from the offering were approximately $3.9 million.

Warrants
A summary of warrant activity for the three years ended June 30, 2013 follows:

	2013		2012		2011
	Number of Shares	Weighted-Average Exercise Price Per Share	Number of Shares	Weighted-Average Exercise Price Per Share	Number of Shares	Weighted-Average Exercise Price Per Share
Balance at June 30	1,125,000	$2.64	1,125,000	$2.64	--	--
Warrants granted	--	--	--	--	1,125,000	$2.64
Warrants canceled	--	--	--	--	--	--
Warrants exercised	--	--	--	--	--	--
Outstanding and exercisable at June 30	1,125,000	$2.64	1,125,000	$2.64	1,125,000	$2.64

Stock Options
The 2012 Independent Director Plan (“2012 Plan”) permits the grant of stock or options to independent directors.  A total of 500,000 shares were approved by the stockholders for issuance under the 2012 Plan.  Options are granted at prices that are equal to 100% of the fair market value on the date of grant, and expire over a term not to exceed ten years.  Options generally vest immediately, unless otherwise determined by the Board of Directors.

The 2006 Equity Incentive Plan (“2006 Plan”) permits the grant of options, restricted stock, stock bonuses and stock appreciation rights to employees, directors and consultants.  Under the 2006 Plan, the number of shares of common stock equal to 6% of the number of outstanding shares of the Company are authorized to be issued.  The number of shares available to grant for awards adjusts at the beginning of each fiscal year if additional options to purchase shares of common stock were issued in the preceding fiscal year.  As of June 30, 2013, there have been 2,676,605 shares approved under the 2006 Plan for issuance.

The 2002 Independent Directors Equity Incentive Plan (“2002 Plan”) permits the grant of stock or options to independent directors.  A total of 87,500 shares were approved by the stockholders for issuance under the 2002 Plan.  Options are granted at prices which are equal to 100% of the fair market value on the date of grant, and expire over a term not to exceed ten years.  Options generally vest immediately, unless otherwise determined by the Board of Directors.  The 2002 Plan, but not the options granted, expired in January 2012.

The Amended 1998 Stock Option Plan (“1998 Plan”) permits the grant of stock or options to employees, directors and consultants.  A total of 949,500 shares were approved by the stockholders for issuance under the 1998 Plan.  Options are granted at prices that are equal to 100% of the fair market value on the date of grant, and expire over a term not to exceed ten years.  Options generally vest ratably over three to five years, unless otherwise determined by the Board of Directors.  The 1998 Plan, but not the options granted, expired in February 2008.

Stock Compensation Expense
At June 30, 2013, the total compensation cost related to stock-based awards granted to employees under the Company's stock option plans but not yet recognized was $159,000.  This cost will be amortized on a straight-line basis over a weighted-average period of approximately two years and will be adjusted for subsequent changes in estimated forfeitures.  The total fair value of options vested during the years ended June 30, 2013, 2012, and 2011 was $356,000, $440,000, and $568,000.

We issue new shares of common stock upon exercise of stock options.  The following is a summary of option activity for the Company’s stock option plans:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at June 30, 2012	979,209	$3.11

Granted	273,750	$0.92
Forfeited/cancelled	(35,500)	$2.53
Expired	(153,709)	$4.54
Exercised	--
Outstanding at June 30, 2013	1,063,750	$2.36	2	$119,000
Vested and Expected to Vest at June 30, 2013	943,175	$2.37	2	$85,000
Exercisable at June 30, 2013	549,276	$3.04	1	$1,000

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of the Company's common stock.  There were no options that were exercised during the years ended June 30, 2012 and 2013.  During the year ended June 30, 2011, the aggregate intrinsic value of options exercised under the Company's stock option plans was $1,000 determined as of the date of option exercise.

The following table summarizes information about stock options outstanding at June 30, 2013:

Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (Years)	Weighted-Average Exercise Price	Number Exercisable	Weighted-Average Exercise Price
$0.86-$1.13	279,250	3.3	$0.93	1,750	$1.05
$1.88-$2.56	491,250	1.4	$2.30	351,566	$2.36
$2.88-$3.82	267,500	1.7	$2.96	170,210	$2.97
$6.00	6,250	0.1	$6.00	6,250	$6.00
$14.32-$15.80	19,500	0.5	$15.17	19,500	$15.17
	1,063,750			549,276
Non-vested stock option activity for the year ended June 30, 2013, is as follows:

	Non-vested Stock Options	Weighted-Average Grant Date Fair Value
Outstanding at June 30, 2012	479,803	$1.50
Granted	273,750	$0.52
Vested	(235,079)	$1.51
Forfeited	(4,000)	$1.05
Outstanding at June 30, 2013	514,474	$0.97

Common Stock Restricted Awards
On November 3, 2010, we entered into a four-year distribution agreement (the “Agreement”) with Nanshan for distribution of our Res-Q and MXP products in China and Hong Kong.  As part of the Agreement, we initially granted Nanshan restricted stock equal to one-half percent of the total outstanding common shares of the Company, or 70,117 shares.  The shares were restricted for a minimum period of six months and were released from restriction at the conclusion of the initial six-month period based on Nanshan’s performance in accordance with the Agreement. As the restricted stock had a performance commitment, it was amortized over the shortest period over which the shares may vest, six months.  Accordingly, we recorded $143,000 of stock compensation expense as a component of sales and marketing expenses, which represents the fair value of the award that was earned during the year ended June 30, 2011.  Effective December 25, 2012, the Agreement was terminated.  Under the Agreement, Nanshan could earn grants of restricted common stock of the Company in an amount up to 806,000 shares upon the achievement of certain milestones.  As the distribution agreement has terminated, Nanshan is no longer eligible to earn additional shares of common stock.

In June 2011, the Company’s Compensation Committee granted 30,000 shares of restricted common stock to an officer, vesting in three equal installments on the first, second and third anniversary of the grant date.

For the period ended June 30, 2012, the Company’s Compensation Committee granted 720,000 shares of restricted common stock to director level and executive members of management, vesting in three equal installments on the first, second and third anniversary of the grant date.

In March 2013, an officer was granted 50,000 shares of restricted common stock upon hire, vesting in three equal installments on the first, second and third anniversary of the grant date.

The following is a summary of restricted stock activity granted to employees during the years ended June 30, 2013, and 2012:

	2013		2012
	Number of Shares	Weighted-Average Grant Date Fair Value	Number of Shares	Weighted-Average Grant Date Fair Value
Balance at June 30	540,000	$1.93	30,000	$2.25
Granted	50,000	$0.91	720,000	$1.89
Vested	(174,997)	$1.95	(10,000)	$2.25
Forfeited	(25,000)	$1.70	(200,000)	$1.80
Outstanding at June 30	390,003	$1.81	540,000	$1.93

In connection with the vesting of the restricted stock awards, the election was made by some of the employees to satisfy the applicable federal income tax withholding obligation by a net share settlement, pursuant to which the Company withheld 59,054 shares and used the deemed proceeds from those shares to pay the income tax withholding.  The net share settlement is deemed to be a repurchase by the Company of its common stock.

As of June 30, 2013, we had $409,000 in total unrecognized compensation expense related to our restricted stock awards, which will be recognized over a weighted average period of approximately one year.